Equity - Schedule of Common Stock Issuable Upon Exercise of Options Outstanding (Details) - Warrants Outstanding [Member] - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
7.50 – 37.50 [Member]
Schedule of Common Stock Issuable Upon Exercise of Options Outstanding [Line Items]
Warrants Outstanding, Exercise Price, lower limit	$ 7.5	$ 7.5
Warrants Outstanding, Number Outstanding (in Shares)	162,010	165,510
Warrants Outstanding, Weighted Average Remaining Contractual Life (Years)	4 years 2 months 1 day	4 years 4 months 24 days
Warrants Outstanding, Weighted Average Exercise Price	$ 9.92	$ 10.5
Warrants Outstanding, Exercise Price, upper limit	$ 37.5	$ 37.5
Warrants Exercisable, Number Exercisable (in Shares)	82,010	85,510
Warrants Exercisable, Weighted Average Exercise Price	$ 12.27	$ 13.31
67.50 [Member]
Schedule of Common Stock Issuable Upon Exercise of Options Outstanding [Line Items]
Warrants Outstanding, Number Outstanding (in Shares)	889	9,222
Warrants Outstanding, Weighted Average Remaining Contractual Life (Years)	3 years 2 months 4 days	3 years 4 months 24 days
Warrants Outstanding, Weighted Average Exercise Price	$ 67.5	$ 67.5
Warrants Exercisable, Number Exercisable (in Shares)	889	9,222
Warrants Exercisable, Weighted Average Exercise Price	$ 67.5	$ 67.5
Warrants Outstanding, Exercise Price	$ 67.5	$ 67.5
187.50 [Member]
Schedule of Common Stock Issuable Upon Exercise of Options Outstanding [Line Items]
Warrants Outstanding, Number Outstanding (in Shares)	8,264	8,264
Warrants Outstanding, Weighted Average Remaining Contractual Life (Years)	2 years 21 days	2 years 3 months 18 days
Warrants Outstanding, Weighted Average Exercise Price	$ 187.5	$ 187.5
Warrants Exercisable, Number Exercisable (in Shares)	8,264	8,264
Warrants Exercisable, Weighted Average Exercise Price	$ 187.5	$ 187.5
Warrants Outstanding, Exercise Price	187.5	187.5
7.50 – 187.50 [Member]
Schedule of Common Stock Issuable Upon Exercise of Options Outstanding [Line Items]
Warrants Outstanding, Exercise Price, lower limit	$ 7.5	$ 7.5
Warrants Outstanding, Number Outstanding (in Shares)	171,163	182,996
Warrants Outstanding, Weighted Average Remaining Contractual Life (Years)	4 years 21 days	4 years 3 months
Warrants Outstanding, Weighted Average Exercise Price	$ 18.79	$ 21.37
Warrants Outstanding, Exercise Price, upper limit	$ 187.5	$ 187.5
Warrants Exercisable, Number Exercisable (in Shares)	91,163	102,996
Warrants Exercisable, Weighted Average Exercise Price	$ 28.7	$ 32.13